Related-party Transactions	12 Months Ended
Dec. 31, 2021
Related-party Transactions
Related-party Transactions

Note 26. Related-party Transactions

(a)	Name and relationship

Name of related parties	Relationship

Viewsil Microelectronics (Kunshan) Limited (Viewsil)	Associates
Viewsil Technology Limited (VST)	Associates
Ganzin Technology Corp.	Associates
Cheng Mei Materials Technology Corporation (CMMT)(1)	Other related parties
Ningbo Cheng Mei Materials Technology Co., Ltd.(1)	Other related parties
Prilit Optronics, Inc.	Other related parties

Note 1: It became related parties from acquisition date of CMVT, October 30, 2020.

(b)	Significant transactions with related parties
(i)	Sales and accounts receivable

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Sales of goods
Other related parties	$-	-	125

	December 31,
	2020	2021

	(in thousands)
Accounts receivable
Other related parties	$-	71

(ii)	Purchase and accounts payable

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Purchase of raw materials
CMMT	$-	663	3,469
Other related parties	-	26	63
	$-	689	3,532

	December 31,
	2020	2021

	(in thousands)
Accounts payable
CMMT	$1,530	233
Other related parties	38	32
	$1,568	265

(iii)

The Company made an interest-free loan of $1,200 thousand and $1,200 thousand as of December 31, 2020 and 2021, respectively, to VST for its short-term funding needs. The loan is repayable on demand and the Company expects it will be repaid in full during 2022. The Company may consider providing further future loans to VST.

(iv)	Others

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Revenue from miscellaneous service
Associates	$-	-	63
Other related parties	-	-	3
	$-	-	66

Technical service fee
Viewsil	$1,800	1,400	1,400

Miscellaneous fee
CMMT	$-	84	791
Associates	-	-	4
	$-	84	795

	December 31,
	2020	2021

	(in thousands)
Other receivable
Associates	$-	14
Other related parties	-	3
	$-	17

Other payable
Viewsil	$2,480	1,400
Other related parties	92	241
	$2,572	1,641

(c)	Compensation of key management personnel

For the years ended December 31, 2020 and 2021, the aggregate cash compensation that the Company paid to the independent directors was $135 thousand and $150 thousand, respectively. The aggregate share-based compensation that the Company paid to the independent directors was nil.

The compensation to key management personnel for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021

	(in thousands)
Short-term employee benefits	$822	884	1,068
Post-employment benefits	7	9	12
Share-based compensation	14	41	671
	$843	934	1,751